Notes to the consolidated cash flow statements - Other disclosures for entities over which control ceased (Details) - Assets and liabilities over which control ceased $ in Millions	6 Months Ended
Mar. 31, 2023 AUD ($)
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)	$ 311
Total consideration	311
Gain/(loss) on disposal	$ 243